SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,756,771	$ 2,428,455	$ 5,832,744	$ 2,589,931
Cost of revenue	1,628,260	1,487,948	3,737,677	1,750,316
Net income (loss)			(2,495,988)	(11,525,157)	(14,028,165)	(5,377,489)
Total assets	15,446,131		15,446,131		15,453,753	10,821,717
Depreciation and amortization			882,837	759,838
Derivative expense			400,019	8,105,901
Interest expense	$ 287,344	$ 1,147,201	834,101	1,277,438
TPT SpeedConnect
Revenues			5,264,486	1,946,820
Cost of revenue			3,228,092	1,227,989
Net income (loss)			742,373	186,725	1,124,210	0
Depreciation and amortization			239,988	63,551
Derivative expense			0	0
Interest expense			80,453	0
Blue Collar
Revenues			526,092	464,047
Cost of revenue			288,838	304,154
Net income (loss)			(245,955)	(245,349)	428,758	(464,494)
Depreciation and amortization			64,946	10,281
Derivative expense			0	0
Interest expense			19,644	57,223
Corporate and other
Revenues			42,166	179,064
Cost of revenue			220,747	218,173
Net income (loss)			(2,992,406)	(11,466,533)	(15,581,133)	(4,912,995)
Depreciation and amortization			577,903	686,006
Derivative expense			400,019	8,105,901
Interest expense			$ 734,004	$ 1,220,215